Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Municipal Opportunities Fund

For the period ended December 31, 2025

Schedule of Investments (unaudited)

December 31, 2025

Investments	Shares	Fair Value
LONG–TERM INVESTMENTS 117.08%

INVESTMENT COMPANIES–CLOSED-END FUND 2.29%
AllianceBernstein National Municipal Income Fund, Inc.	115,072	$1,245,079
BNY Mellon Strategic Municipals, Inc.	160,000	1,017,600
BNY Mellon Strategic Municipal Bond Fund, Inc.	200,000	1,234,000
TOTAL INVESTMENT COMPANIES–CLOSED-END FUND (cost $3,398,050)		3,496,679

	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount

MUNICIPAL BONDS 114.78%

Corporate-Backed 8.94%
Arkansas Development Finance Authority–Hybar LLC AMT†	7.375%		7/1/2048	NR		$200,000	216,804
California Infrastructure & Economic Development Bank–DesertXpress Enterprises LLC†	12.00%	#(a)	1/1/2065	NR		2,660,000	1,968,400
East Nassau Stewardship District Special Assessment 2025 FL	6.25%		5/1/2056	NR		1,300,000	1,346,608
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.875%		5/1/2055	NR		1,500,000	1,532,024
Legacy Community Authority CO	6.75%		12/1/2055	NR		4,140,000	4,193,749
New York Liberty Development Corp.–3 World Trade Center LLC†	7.25%		11/15/2044	NR		300,000	300,215
Ohio Air Quality Development Authority–AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3		2,750,000	2,479,189
Savannah Georgia Convention Center Authority†	6.25%		6/1/2061	NR		1,600,000	1,603,631
Total							13,640,620

Education 13.24%
California Infrastructure & Economic Development Bank(c)	5.25%		5/15/2059	AA		1,235,000	1,316,119
Chester County Health & Education Facilities Authority–Immaculata University PA	4.25%		11/1/2032	BB-	(b)	865,000	810,993
Chester County Health & Education Facilities Authority–Immaculata University PA	5.00%		11/1/2041	BB-	(b)	375,000	335,747
Cleveland-Cuyahoga County Port Authority OH†	5.875%		1/1/2049	NR		3,300,000	3,286,340

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp.–Aristoi Classical Academy TX	6.00%	8/15/2055	BB	$4,490,000	$4,378,601
Development Authority of The City of Marietta–Life University Inc GA†	5.00%	11/1/2047	Ba3	3,000,000	2,586,669
Florida Higher Educational Facilities Financing Authority–Keiser University Obligated Group†	6.25%	7/1/2055	BB+	5,000,000	4,976,835
Illinois Finance Authority–Illinois Institute of Technology†	5.875%	9/1/2046	BB+	1,000,000	985,818
Louisiana Public Facilities Authority–Lafayette Renaissance Charter Academy†	6.375%	6/15/2053	NR	1,500,000	1,517,862
Total					20,194,984

General Obligation 7.78%
Copperleaf Metropolitan District No 5. GO	6.50%	12/1/2055	NR	1,800,000	1,812,081
Grapevine Wash Local District–Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%	3/1/2055	NR	1,000,000	978,534
Haymeadow Metropolitan District No. 1 CO GO	6.125%	12/1/2054	NR	3,625,000	3,723,695
Mida Cormont Public Infrastructure District UT GO†	Zero Coupon	6/1/2055	NR	1,000,000	851,572
Public Finance Authority–Driftwood Conservation District WI†	Zero Coupon	12/15/2039	NR	2,697,000	1,108,484
Public Finance Authority WI†	6.00%	11/15/2045	NR	3,500,000	3,400,722
Total					11,875,088

Health Care 31.49%
Arizona Industrial Development Authority–Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR	1,500,000	1,637,451
Berks County Municipal Authority–Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	4,241,000	2,935,402
California Municipal Finance Authority–Palomar Health Obligated Group COPS†	5.00%	11/1/2027	CCC+	1,000,000	947,870
California Public Finance Authority–QSH/LB LLC†	6.625%	6/1/2065	NR	1,750,000	1,807,692
California Public Finance Authority–QSH/MB LLC†	6.75%	7/1/2065	NR	2,995,000	3,196,745
Capital Projects Finance Authority–Trilogy Community Development Foundation Inc Obligated Group FL†	7.125%	1/1/2065	NR	1,000,000	1,024,721

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Chester County Health & Education Facilities Authority–Immaculata University PA	5.00%	11/1/2046	BB-	(b)	$300,000	$252,088
County of Washington–Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		3,500,000	3,613,280
Florida Local Government Finance Commission–Sanctuary At Village On The Isle LLC/The†	11.00%	12/22/2030	NR		1,030,000	1,036,097
Industrial Development Authority of the City of Phoenix Arizona–Christian Care Surprise Inc AZ	5.50%	12/1/2065	BBB		2,000,000	1,941,193
King County Public Hospital District No. 4 WA	6.625%	12/1/2045	NR		1,500,000	1,518,538
King County Public Hospital District No. 4 WA	7.00%	12/1/2060	NR		2,800,000	2,866,663
Maryland Health & Higher Educational Facilities Authority(c)	5.00%	7/1/2054	A+		200	206,830
Maryland Health & Higher Educational Facilities Authority(c)	5.25%	7/1/2054	A+		200	206,830
Moon Industrial Development Authority–Baptist Homes Society Obligated Group PA	5.75%	7/1/2035	NR		1,900,000	1,891,466
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR		1,345,000	1,349,397
New Hope Cultural Education Facilities Finance Corp.–SLF CHP LLC TX†	6.50%	7/1/2056	NR		3,400,000	3,317,775
Norman Regional Hospital Authority Obligated Group OK	3.25%	9/1/2038	CCC		2,175,000	1,480,340
Palomar Health Obligated Group CA	5.00%	11/1/2039	CCC+		135,000	126,529
Public Finance Authority–Munificent Behavioral Hospitals I Inc Obligated Group WI†	7.25%	1/1/2061	NR		1,000,000	1,056,982
Public Finance Authority–QCF Behavioral Hospitals I Obligated Group WI†	Zero Coupon	7/1/2064	NR		168,920,000	1,928,695
Public Finance Authority–QCF Behavioral Hospitals I Obligated Group WI†	7.50%	7/1/2059	NR		250,000	280,033
Shelby County Health Educational & Housing Facilities Board–Luke Inc Obligated Group TN	5.75%	10/1/2059	NR		2,455,000	1,644,872

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority–Connexion Communities Obligated Group†	6.75%		10/15/2060	NR		$5,000,000	$5,007,527
Washington State Housing Finance Commission–Horizon House Obligated Group/WA	6.25%		1/1/2061	BB	(b)	3,500,000	3,472,044
Westchester County Local Development Corp.–Westchester County Health Care Corp Obligated Group NY	7.50%		11/1/2055	NR		3,000,000	3,295,840
Total							48,042,900

Housing 4.02%
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	NR		3,500,000	2,434,141
California Public Finance Authority–P3 Irvine SL Holdings LLC Obligated Group†	6.375%		6/1/2059	NR		3,050,000	2,915,520
New Hampshire Business Finance Authority†	4.086%	#(a)	1/20/2041	NR		1,000,000	779,212
Total							6,128,873

Multi-Family Housing 1.50%
New Hampshire Business Finance Authority†	4.217%	#(a)	6/20/2049	NR		3,000,000	2,288,745

Other Revenue 3.89%
Municipal Improvement Corp. of Los Angeles(c)	5.50%		5/1/2055	A+		5,500,000	5,941,498

Pollution Control 2.04%
Pennsylvania Economic Development Financing Authority–Noble Environmental Inc PA†	6.875%		9/1/2047	NR		3,000,000	3,112,540

Special Tax 9.04%
Black Ridge Infrastructure Financing District Black Ridge Assessment Area UT	6.25%		12/1/2054	NR		5,100,000	5,129,375
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.75%		6/1/2055	NR		5,000,000	5,054,746
New York City Transitional Finance Authority(c)	5.50%		5/1/2052	AAA		400,000	429,463
New York Transportation Dev. Corp.(c)	6.00%		6/30/2055	Baa3		2,000,000	2,108,856
New York Transportation Development Corp(c)	6.00%		6/30/2050	Baa3		1,000,000	1,061,480
Total							13,783,920

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 0.95%
City of Reno–County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	$6,500,000	$1,028,411
New York State Dormitory Authority–State of New York Personal Income Tax Revenue(c)	5.25%	3/15/2052	Aa1	400,000	420,679
Total					1,449,090

Tobacco 5.36%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	4,845,000	3,928,010
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	500,000	126,677
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	15,000,000	1,470,509
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CC	1,500,000	1,223,847
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CC	804,547	692,442
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	2,000,000	737,301
Total					8,178,786

Transportation 14.89%
New Jersey Economic Development Authority–DRP Urban Renewal 4 LLC AMT†	6.625%	1/1/2045	NR	1,250,000	1,295,487
New Jersey Transportation Trust Fund Authority–State of New Jersey(c)	5.00%	6/15/2055	A1	12,000,000	12,315,013
Oklahoma Turnpike Authority(c)	5.50%	10/1/2054	Aa3	5,000,000	5,429,932
Public Finance Authority–Million Air Three Obligated Group WI AMT†	7.00%	9/1/2054	NR	2,000,000	2,125,187
Public Finance Authority–SR 400 Peach Partners LLC WI AMT	5.75%	12/31/2065	Baa3	1,500,000	1,545,691
Total					22,711,310

Utilities 11.64%
Black Belt Energy Gas District(c)	5.00%	10/1/2035	A2	5,500,000	5,669,430
Black Belt Energy Gas District AL	5.00%	10/1/2035	A2	6,000,000	6,184,833
Southeast Energy Authority A(c) Cooperative District AL(c)	5.00%	1/1/2056	A1	4,400,000	4,585,323

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

December 31, 2025

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Village Community Development District No. 15 Series 2024 Special Assessment FL†		6.625%	9/1/2047	NR	$1,250,000	$1,318,283
Total						17,757,869
Total Municipal Bonds (cost $172,801,799)						175,106,223

WARRANTS 0.00%

Construction & Engineering 0.00%
Desertxpress Enterprises LLC* (cost $0)		11.50%	12/1/2035	NR	13,800	0	(d)

OTC OPTIONS PURCHASED 0.01% (cost $51,375)						18,059

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date

SHORT-TERM INVESTMENTS 1.22%

VARIABLE RATE DEMAND NOTES 0.66%

Utilities
New York City Municipal Water Finance Authority–New York City Water & Sewer System NY	2.500%	1/15/2026	6/15/2033	AA+	1,000,000	1,000,000

REPURCHASE AGREEMENTS 0.56%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $860,300 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $876,951; proceeds: $859,773 (cost $859,618)					859,618	859,618
Total Short-Term Investments (cost $1,859,618)						1,859,618
Total Investments in Securities 118.30% (cost $178,110,842)						180,480,579
Other Assets and Liabilities – Net(f) (18.30)%						(27,924,517)
Net Assets 100.00%						$152,556,062

AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
NR	Not Rated.
SIFMA	Securities Industry and Financial Markets Association.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

December 31, 2025

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $67,420,794, which represents 44.19% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts & purchased options as follows:

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2026	3	Short	$(349,839)	$(346,781)	$3,058

OTC Written Options at December 31, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S45	Goldman Sachs	(5,000,000)	2/18/2026	$103	$(5,000,000)	$(6,891)	$(14,675)	$7,784

OTC Options Purchased at December 31, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
CDX.NA.HY.S45	Goldman Sachs	5,000,000	2/18/2026	$ 106	$5,000,000	$17,366
CDX.NA.IG.S45	Goldman Sachs	15,000,000	1/21/2026	0.00	15,000,000	693
Total OTC Options Purchased						$18,059

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investment Companies–Closed-End Fund	$3,496,679	$–	$–	$3,496,679
Municipal Bonds	–	175,106,223	–	175,106,223
OTC Options Purchased	–	18,059	–	18,059
Warrants	–	–	0	0
Short-Term Investments
Variable Rate Demand Notes	–	1,000,000	–	1,000,000
Repurchase Agreements	–	859,618	–	859,618
Total	$3,496,679	$176,983,900	$–	$180,480,579
Other Financial Instruments
Futures Contracts
Assets	$3,058	$–	$–	$3,058
Liabilities	–	–	–	–
OTC Option Written
Assets	–	–	–	–
Liabilities	–	(6,891)	–	(6,891)
Total	$3,058	$(6,891)	$–	$(3,833)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on July 3, 2024. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on October 22, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fixed Income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds are valued at their net asset value as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would

Notes to Schedule of Investments (unaudited)(continued)

use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the Fund did not have any securities on loan.

QPHR-MOPPS-1Q
(02/26)